Income Taxes	6 Months Ended
Apr. 30, 2023
Income Taxes
Income Taxes
NOTE 16:  INCOME TAXES
Implementation of the Canada Recovery Dividend and Change in Corporate Tax Rate
On December 15, 2022, Bill
C-32,
Fall Economic Statement Implementation Act, 2022
, received Royal Assent. This bill enacted the Canada Recovery Dividend (CRD) and increased the Canadian federal tax rate for bank and life insurer groups by 1.5%.
The implementation of the CRD resulted in a provision for income taxes of $553 million and a charge to OCI of $239 million, recognized in the first quarter of 2023.
The increase in the Canadian federal tax rate of
1.5
%, prorated for the first taxation year that ends after April 7, 2022, resulted in a provision for income taxes of $82 million and a tax benefit of $75 million in OCI related to fiscal 2022, recognized in the first quarter of 2023. The Bank also remeasured certain Canadian deferred tax assets and liabilities for the increase in tax rate, which resulted in an increase in net deferred tax assets of $50 million, which is recorded in provision for income taxes.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank. As at April 30, 2023, the CRA has reassessed the Bank for

$
1,646
 million of income tax and interest for the years 2011 to 2017, the RQA has reassessed the Bank for $
39
 million for the years 2011 to 2016, and the ATRA has reassessed the Bank for $
54
 million for the years 2011 to
2016. In May 2023, the CRA reassessed the Bank for $15 million of additional income tax and interest in respect of the 2018 taxation year. In total, the Bank has been reassessed for $
1,754
 million of income tax and interest. The Bank expects to continue to be reassessed for open years. The Bank is of the view that its tax filing positions were appropriate and filed a Notice of Appeal with the Tax Court of Canada on March 21, 2023.